Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. The Company places its cash with high credit quality financial institutions. At times such cash may be in excess of the FDIC limit. With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.